STOCK OPTIONS AND STOCK INCENTIVE PLANS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND STOCK INCENTIVE PLANS

NOTE 15 – STOCK OPTIONS AND STOCK INCENTIVE PLANS

On February 24, 2015, the Board of Directors approved a grant of up to 19,813 shares of common stock to certain of its managers, directors and key employees under the 2010 Plan, of which 19,813 shares were issued as of December 31, 2016.

On February 24, 2015, the Company’s Board of Directors approved and adopted the Global Share and Options Incentive Enhancement Plan (2014) (the “2014 Plan”), pursuant to which the Company may award shares of its common stock, options to purchase shares of its common stock and other equity-based awards to eligible participants. The 2014 Plan replaced the Company’s Global Share Incentive Plan (2010). Subject to the terms and conditions of the 2014 Plan, the Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) eligible participants in the 2014 Plan, (ii) the number of options or shares to be covered by an award, (iii) the time or times at which an award shall be granted, (iv) the vesting schedule and other terms and conditions of an award, (v) the form(s) of written agreements applicable to an award, and (vi) any other matter which is necessary or desirable for, or incidental to, the administration of the 2014 Plan and the granting of awards thereunder. The 2014 Plan permits the grant of up to 100,775 shares of common stock and up to 24,423 options to purchase shares of common stock to certain of its managers, directors and key employees. The shares will vest on a quarterly basis over a two-year period, and the options will vest on a quarterly basis over a two-year period with an exercise price of $18.20 per share. As of December 2016, 82,564 shares granted under the 2016 Incentive Plan have been issued.

On August 8, 2016, the Company’s Board of Directors approved and adopted the Global Share and Options Incentive Enhancement Plan (2016) (the “2016 Plan”), pursuant to which the Company may award shares of its common stock, options to purchase shares of its common stock and other equity-based awards to eligible participants. The 2016 Plan replaced the 2014 Plan. Subject to the terms and conditions of the 2016 Plan, the Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) eligible participants in the 2016 Plan, (ii) the number of options or shares to be covered by an award, (iii) the time or times at which an award shall be granted, (iv) the vesting schedule and other terms and conditions of an award, (v) the form(s) of written agreements applicable to an award, and (vi) any other matter which is necessary or desirable for, or incidental to, the administration of the 2016 Plan and the granting of awards thereunder. The 2016 Plan permits the grant of up to 230,769 shares of common stock and up to 115,384 options to purchase shares of common stock to certain of its managers, directors and key employees. The shares will vest on a quarterly basis over a two-year period, and the options will vest on a quarterly basis over a two-year period with an exercise price that shall not be less than the Fair Market Value on the date of grant. As of December 31, 2016, all shares and options granted under the 2016 Incentive Plan have not yet been issued. As December 31, 2016 and 2015 5,922 options were outstanding and exercisable all of which with a weighted average exercise price of $74.92 and an intrinsic value of $9.

The following table summarizes information about options to employees, officers and directors outstanding at December 31, 2016 under the plans:

	Options Outstanding		Vested and Exercisable

Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	Weighted Average Exercise Price
$74.92	5,992	1.33	5,992	$74.92

As of December 31, 2016, the aggregated intrinsic value for the options vested and exercisable was $9 thousand with a weighted average remaining contractual life of 1.33 years.